Non-interest income (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Net fee income
Facility fees	$ 344	$ 348	$ 369
Facility fees, percentage movement from prior period	(1.00%)
Facility fees, percentage movement from same period in prior year	(7.00%)
Transactions fees	$ 556	501	492
Transactions fees, percentage movement from prior period	11.00%
Transactions fees, percentage movement from same period in prior year	13.00%
Other non-risk fee income	$ 72	47	(47)
Other non-risk fee income, percentage movement from prior period	53.00%
Fee income	$ 972	896	814
Fee income, percentage movement from prior period	8.00%
Fee income, percentage movement from same period in prior year	19.00%
Credit card loyalty programs	$ (60)	(46)	(55)
Credit card loyalty programs, percentage movement from prior period	30.00%
Credit card loyalty programs, percentage movement from same period in prior year	9.00%
Transaction fee related expenses	$ (67)	(68)	(59)
Transaction fee related expenses, percentage movement from prior period	(1.00%)
Transaction fee related expenses, percentage movement from same period in prior year	14.00%
Fee expenses	$ (127)	(114)	(114)
Fee expenses, percentage movement from prior period	11.00%
Fee expenses, percentage movement from same period in prior year	11.00%
Net fee income	$ 845	782	700
Net fee income, percentage movement from prior period	8.00%
Net fee income, percentage movement from same period of prior year	21.00%
Net wealth management and insurance income
Wealth management income	$ 361	346	311
Wealth management income, percentage movement from prior period	4.00%
Wealth management income, percentage movement from same period in prior year	16.00%
Life insurance premium income	$ 520	548	529
Life insurance premium income, percentage movement from prior period	(5.00%)
Life insurance premium income, percentage movement from same period in prior year	(2.00%)
General insurance and lenders mortgage insurance (LMI) net premium earned		131	256
General insurance and lenders mortgage insurance (LMI) net premium earned, percentage movement from prior period	(100.00%)
General insurance and lenders mortgage insurance (LMI) net premium earned, percentage movement from same period in prior year	(100.00%)
Life insurance investment and other income	$ (129)	36	23
General insurance and LMI investment and other income		39	37
General insurance and LMI investment and other income, percentage movement from prior period	(100.00%)
General insurance and LMI investment and other income percentage movement from same period in prior year	(100.00%)
Total insurance premium, investment and other income	$ 391	754	845
Total insurance premium, investment and other income, percentage movement from prior period	(48.00%)
Total insurance premium, investment and other income, percentage movement from same period in prior year	(54.00%)
Life insurance claims, changes in life insurance liabilities and other expenses	$ (351)	(439)	(328)
Life insurance claims, changes in life insurance liabilities and other expenses, percentage movement from prior period	(20.00%)
Life insurance claims, changes in life insurance liabilities and other expenses, percentage movement from same period in prior year	7.00%
General insurance and LMI claims and other expenses		(48)	(230)
General insurance and LMI claims and other expenses, percentage movement from prior period	(100.00%)
General insurance and LMI claims and other expenses, percentage movement from same period in prior year	(100.00%)
Total insurance claims, changes in insurance liabilities and other expenses	$ (351)	(487)	(558)
Total insurance claims, changes in insurance liabilities and other expenses, percentage movement from prior period	(28.00%)
Total insurance claims, changes in insurance liabilities and other expenses, percentage movement from same period in prior year	(37.00%)
Net wealth management and insurance income	$ 401	613	598
Net wealth management and insurance income, percentage movement from prior period	(35.00%)
Net wealth management and insurance income, percentage movement from same period of prior year	(33.00%)
Trading income	$ 343	277	442
Trading income, percentage movement from prior period	24.00%
Trading income, percentage movement from same period in prior year	(22.00%)
Other income
Dividends received from other entities	$ 3	2	2
Dividends received from other entities, percentage movement from prior period	50.00%
Dividends received from other entities, percentage movement from same period in prior year	50.00%
Net gain/(loss) on sale/de-recognition of associates	$ 13	36	7
Net gain/(loss) on sale/derecognition of associates, percentage movement from prior period	(64.00%)
Net gain/(loss) on sale/derecognition of associates, percentage movement from same period in prior year	86.00%
Net gain/(loss) on disposal of assets	$ (2)	(3)	10
Net gain/(loss) on disposal of assets, percentage movement from prior period	(33.00%)
Net gain/(loss) on hedging of overseas operations	$ (1)	(2)	(6)
Net gain/(loss) on hedging of overseas operations, percentage movement from prior period	(50.00%)
Net gain/(loss) on hedging of overseas operations, percentage movement from same period in prior year	(83.00%)
Net gain/(loss) on derivatives held for risk management purposes	$ 7		4
Net gain/(loss) on derivatives held for risk management purposes, percentage movement from same period in prior year	75.00%
Net gain/(loss) on financial instruments measured at fair value	$ 16	75	580
Net gain/(loss) on financial instruments measured at fair value, percentage movement from prior period	(79.00%)
Net gain/(loss) on financial instruments measured at fair value, percentage movement from same period in prior year	(97.00%)
Net gain/(loss) on disposal of controlled entities and other businesses	$ 289	188
Net gain/(loss) on disposal of controlled entities, percentage movement from prior period	54.00%
Rental income on operating leases	$ 9	19	22
Rental income on operating leases, percentage movement from prior period	(53.00%)
Rental income on operating leases, percentage movement from same period in prior year	(59.00%)
Share of associates' net profit/(loss)	$ (3)	(3)	(3)
Other	$ 22	42	(18)
Other, percentage movement from prior period	(48.00%)
Total other income	$ 353	354	598
Total other income, percentage movement from same period of prior year	(41.00%)
Total non-interest income	$ 1,942	2,026	2,338
Total non-interest income, percentage movement from prior period	(4.00%)
Total non-interest income, percentage movement from same period in prior year	(17.00%)
Compliance, regulation and remediation costs recognised as a reduction of non-risk fee income, wealth management income and other income	$ 8	$ 89	$ 231